Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
California Municipal Fund (Prospectus Summary): | California Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CALIFORNIA MUNICIPAL FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 16, 2011

to the Class A, Class B, and Class C Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and March 15, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

On June 14, 2011, the Board of Directors of Principal Funds, Inc. approved the termination of Invesco

Advisers, Inc. as sub-advisor and recommended the hiring of Principal Global Investors, LLC (“PGI”). The proposal to hire PGI will be submitted for shareholder vote at a Special Meeting of Shareholders of

California Municipal Fund tentatively scheduled for September 6, 2011. Additional information about this proposal will be provided in the Proxy Statement that is expected to be mailed to record date shareholders of California Municipal Fund in July 2011. If shareholders approve this proposal, PGI is expected to begin managing Fund assets on or about September 12, 2011.

California Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCMX
California Municipal Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQCMX
California Municipal Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCCX